Loans receivable (Tables)	6 Months Ended
Jun. 30, 2025
Loans receivable.
Schedule of loans receivable

	2025	2024
Balance at January 1	226	148
New loans granted	368	601
Repayments of principal	(316)	(472)
Interest charged	26	70
Foreign exchange (gain) / loss	197	(62)
Write-off of loans receivable	—	(59)
Balance at June 30 / December 31	501	226